EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.3%
	ALTERNATIVE - 5.1%
15,207	iM DBi Managed Futures Strategy ETF	$431,574
65	IQ Merger Arbitrage ETF	2,101
		433,675
	COMMODITY - 8.9%
166	Invesco DB Agriculture Fund(a)	3,214
224	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,540
144	iShares GSCI Commodity Dynamic	4,912
22,110	iShares S&P GSCI Commodity Indexed Trust(a)	352,875
1,566	ProShares UltraShort Bloomberg Crude Oil(a)	26,199
267	SPDR Gold Shares(a),(b)	44,189
6,398	United States Commodity Index Fund(a)	259,183
3,851	United States Natural Gas Fund, L.P.(a)	58,073
		753,185
	EQUITY - 10.2%
9	CI Active Utility & Infrastructure ETF	93
1,442	Core Alternative ETF	42,339
197	Direxion NASDAQ-100 Equal Weighted Index Shares	16,922
486	First Trust Financial AlphaDEX Fund	21,899
279	Global X MSCI Argentina ETF	8,113
1,660	Invesco DWA Financial Momentum ETF	90,752
946	Invesco KBW High Dividend Yield Financial ETF	18,977
1,792	Invesco S&P 500 Equal Weight ETF	275,234
181	iShares Exponential Technologies ETF	11,729
130	iShares Latin America 40 ETF	3,093
637	iShares Mortgage Real Estate ETF	22,505
945	iShares MSCI All Country Asia ex Japan ETF	78,709
170	iShares MSCI Brazil ETF	4,928
398	iShares MSCI Chile ETF	10,069
342	iShares MSCI Frontier and Select EM ETF	11,720
2,535	iShares MSCI Global Multifactor ETF	94,936
755	iShares MSCI Japan ETF	50,079
1,111	iShares S&P/TSX Capped Materials Index ETF	15,269
26	iShares S&P/TSX Global Gold Index ETF	364
77	iShares STOXX Europe 600 Basic Resources UCITS ETF	4,864

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.3% (Continued)
	EQUITY - 10.2% (Continued)
1	SPDR EURO STOXX 50 ETF	$45
276	SPDR S&P Metals & Mining ETF	11,366
282	VanEck Africa Index ETF	5,687
862	VanEck Russia ETF	24,377
652	Vanguard FTSE Emerging Markets ETF	32,072
		856,141
	FIXED INCOME - 18.1%
787	Highland/iBoxx Senior Loan ETF	12,470
17	iShares 20+ Year Treasury Bond ETF	2,577
1,050	iShares 7-10 Year Treasury Bond ETF	121,590
7,827	iShares Barclays USD Asia High Yield Bond Index ETF	68,017
496	iShares Floating Rate Bond ETF	25,162
2,594	iShares iBoxx High Yield Corporate Bond ETF	222,150
1,931	iShares JPMorgan USD Emerging Markets Bond ETF	207,525
1,482	iShares MBS ETF	159,419
2,911	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	185,680
80	SPDR Doubleline Total Return Tactical ETF	3,833
998	VanEck Vectors Emerging Markets High Yield Bond ETF	22,196
6,177	Vanguard Total International Bond ETF	353,509
4,683	WisdomTree Emerging Markets Local Debt Fund	139,415
		1,523,543
	MIXED ALLOCATION - 3.5%
5,140	iShares Morningstar Multi-Asset Income ETF	122,178
1,308	SPDR SSgA Income Allocation ETF	45,828
4,612	SPDR SSgA Multi-Asset Real Return ETF	131,442
		299,448
	SPECIALTY - 0.5%
1,657	Invesco DB US Dollar Index Bullish Fund(a)	42,585

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,965,961)	3,908,577

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED NOTES — 0.3%
	COMMODITY - 0.1%
94	iPath Series B Bloomberg Coffee Subindex Total Return ETN(a)					$5,922
85	iPath Series B Bloomberg Grains Subindex Total Return ETN(a)					5,422
						11,344
	SPECIALTY - 0.2%
601	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)					15,301

	TOTAL EXCHANGE-TRADED NOTES (Cost $25,085)					26,645

	OPEN END FUNDS — 31.0%
	ALTERNATIVE - 2.3%
1,248	AQR Managed Futures Strategy Fund, Class I					9,638
15,889	Easterly Hedged Equity Fund, Class R6					185,747
						195,385
	FIXED INCOME - 28.7%
216,923	Easterly Structured Credit Value Fund, Class R6					2,418,693

	TOTAL OPEN END FUNDS (Cost $2,581,809)					2,614,078

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
3	S&P 500 INDEX	GS	12/01/2021	$4,590	$1,520,811	9,041
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,063)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,063)					9,041

	TOTAL INVESTMENTS - 77.7% (Cost $6,574,918)					$6,558,341
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $2,063)					(8,443)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.4%					1,893,636
	NET ASSETS - 100.0%					$8,443,534

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
3	S&P 500 INDEX	GS	12/01/2021	$4,480	$1,182,853	$771
4	S&P 500 INDEX	GS	12/01/2021	4,570	1,909,463	7,672
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,063)					8,443

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $2,063)					$8,443

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Forward Currency Contracts

Settlement	Units to					US Dollar		Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value		(Depreciation)
To Buy:
12/22/2021	299,538	EUR	Brown Brothers Harriman	$338,891	USD	$337,483		$(1,408)
							Total Unrealized:	$(1,408)
To Sell:
12/22/2021	(7,331)	AUD	Brown Brothers Harriman	$(5,335)	USD	$(5,200)		$135
12/22/2021	(18,472)	CAD	Brown Brothers Harriman	(14,686)	USD	(14,404)		282
12/22/2021	(3,863)	CHF	Brown Brothers Harriman	(4,158)	USD	(4,179)		(21)
12/22/2021	(14,437)	GBP	Brown Brothers Harriman	(19,433)	USD	(19,111)		322
12/22/2021	(44,531,122)	JPY	Brown Brothers Harriman	(389,064)	USD	(392,386)		(3,322)
12/22/2021	(1,312,422)	MXN	Brown Brothers Harriman	(63,004)	USD	(60,803)		2,201
							Total Unrealized:	$(403)

Currency Abbreviations:

AUD	- Australian Dollar

CAD	- Canadian Dollar

CHF	- Swiss Franc

EUR	- Euro

GBP	- British Pound

JPY	- Japanese Yen

MXN	- Mexican Peso

USD	- U.S. Dollar

TOTAL RETURN SWAP - 8.5%	Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 80,351, with a receivable rate of 0.39%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value $8,240,337)	$719,683
$719,683

TOTAL RETURN SWAP - (0.0) %	Unrealized Loss
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily weighting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 28, 2021, and has a maturity date of February 4, 2022. The number of shares is 25,578. (Notional Value $2,544,235)	$(256)
$(256)

TOTAL RETURN SWAP - (0.0) %	Unrealized Loss
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy (“GS Intraday Momentum”) aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The swap became effective on May 3, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,766. (Notional Value $201,270)	$(774)
$(774)

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs Long Gamma US Series 10 Excess Return Strategy (“GS Long Gamma”) attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The swap became effective on May 3, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,521. (Notional Value $213,894)	$3,590
$3,590

TOTAL RETURN SWAP - (0.0) %	Unrealized Loss
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy (“GS Calls vs Calls”) is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The swap became effective on May 28, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,641. (Notional Value $199,553)	$(2,955)
$(2,955)

TOTAL RETURN SWAP - 0.1%	Unrealized Gain
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy (“GS Systematic Skew”) is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The swap became effective on May 28, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,502. (Notional Value $206,874)	$6,051
$6,051

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

James Alpha Index Swap Top 50 Holdings
FUTURES CONTRACTS

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Long Future Contracts	Counterparty	November 30, 2021	Expiration	(Depreciation)	Gain/(Loss)
7	3 month Euro (EURIBOR)	Deutsche Bank	$1,883,390	12/18/2023	$(2,734)	(0.38)%
1	10 year Italian Bond	Deutsche Bank	244,653	12/8/2021	3,706	0.51%
1	10 year Japanese Government Bond	Deutsche Bank	1,164,661	12/13/2021	1,136	0.16%
2	30 year US Treasury Bonds	Deutsche Bank	380,132	3/22/2022	3,185	0.44%
1	DAX Index Future	Deutsche Bank	375,907	12/17/2021	(438)	(0.06)%
68	DJ EURO STOXX Banks Future	Deutsche Bank	362,295	12/17/2021	(3,596)	(0.50)%
3	E-Mini Nasdaq-100	Deutsche Bank	952,236	12/17/2021	5,532	0.77%
7	EURO STOXX 50 Index Future	Deutsche Bank	315,359	12/17/2021	(9,941)	(1.38)%
3	Euro-BUND	Deutsche Bank	534,848	12/8/2021	1,230	0.17%
3	FTSE 100 Index Future	Deutsche Bank	275,038	12/17/2021	(1,183)	(0.16)%
1	S&P Canada 60 Index Future	Deutsche Bank	276,130	12/16/2021	2,857	0.40%
7	S&P CNX Nifty Index Future	Deutsche Bank	231,342	12/30/2021	(6,141)	(0.85)%
1	Ultra Long-Term T Bond	Deutsche Bank	271,057	3/22/2022	9,596	1.33%
					$3,209

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Short Future Contracts	Counterparty	November 30, 2021	Expiration	(Depreciation)	Gain/(Loss)
(14)	2 year Euro-Schatz	Deutsche Bank	1,790,878	12/8/2021	$(6,684)	(0.93)%
(2)	2 year Euro-Schatz	Deutsche Bank	292,532	3/8/2022	89	0.01%
(2)	2 year US Treasury Notes	Deutsche Bank	395,902	3/31/2022	(326)	(0.05)%
(2)	3 Month SONIA Index Futures	Deutsche Bank	747,591	12/19/2023	(192)	(0.03)%
(2)	3 month Sterling	Deutsche Bank	353,523	9/20/2023	(352)	(0.05)%
(2)	3 month Sterling	Deutsche Bank	353,881	9/18/2024	(728)	(0.10)%
(16)	3 year Australian Treasury Bond	Deutsche Bank	1,301,084	12/15/2021	14,274	1.98%
(7)	5 year US Treasury Notes	Deutsche Bank	864,788	3/31/2022	(1,619)	(0.22)%
(5)	10 year US Treasury Notes	Deutsche Bank	668,884	3/22/2022	(1,048)	(0.15)%
(4)	AUD/USD	Deutsche Bank	252,998	12/13/2021	2,992	0.42%
(4)	CAD/USD	Deutsche Bank	329,763	12/14/2021	2,110	0.29%
(6)	EUR/USD	Deutsche Bank	913,722	12/13/2021	5,567	0.77%
(1)	Eurodollar	Deutsche Bank	299,679	9/19/2022	(349)	(0.05)%
(3)	Eurodollar	Deutsche Bank	648,097	9/18/2023	(1,408)	(0.20)%
(1)	Eurodollar	Deutsche Bank	300,216	3/18/2024	(283)	(0.04)%
(3)	Eurodollar	Deutsche Bank	796,730	6/17/2024	2,827	0.39%
(1)	Eurodollar	Deutsche Bank	317,627	9/16/2024	(622)	(0.09)%
(5)	GBP/USD	Deutsche Bank	391,756	12/13/2021	5,574	0.77%
(2)	Hang Seng Index	Deutsche Bank	254,535	12/30/2021	3,412	0.47%
(6)	JPY/USD	Deutsche Bank	670,005	12/13/2021	(30)	(0.00)%
(2)	Long Gilt Future	Deutsche Bank	330,194	3/29/2022	(244)	(0.03)%
					$22,960

	TOTAL FUTURES CONTRACTS				$26,169

PURCHASED CALL OPTIONS
						Percentage of
						Total Return
		Notional Value at			Unrealized	Swap Unrealized
Description	Counterparty	November 30, 2021	Expiration	Strike Price	Appreciation	Gain
JPY/CAD	Deutsche Bank	$979,389	12/1/2021	$95.00	$—	0.00%
JPY/USD	Deutsche Bank	391,756	12/9/2021	112.00	6,050	0.84%
JPY/USD	Deutsche Bank	489,695	12/13/2021	116.75	111	0.02%
USD/EUR	Deutsche Bank	391,756	12/6/2021	1.22	—	0.00%
USD/EUR	Deutsche Bank	734,542	1/3/2022	1.21	32	0.00%
USD/EUR	Deutsche Bank	391,756	1/6/2022	1.19	88	0.01%
USD/EUR	Deutsche Bank	293,817	1/19/2022	1.24	10	0.00%
TOTAL PURCHASED PUT OPTIONS					6,291

WRITTEN CALL OPTIONS
						Percentage of
						Total Return
		Notional Value at			Unrealized	Swap Unrealized
Description	Counterparty	November 30, 2021	Expiration	Strike Price	Depreciation	Gain
JPY/USD	Deutsche Bank	783,511	12/9/2021	$114.00	$(2,877)	(0.40)%
JPY/USD	Deutsche Bank	391,756	12/9/2021	114.00	(1,547)	(0.21)%
USD/GBP	Deutsche Bank	246,806	1/3/2022	1.41	(9)	0.00%
					(4,433)

FORWARD CURRENCY CONTRACTS +

							Unrealized	Percentage of
Settlement	Units to					US Dollar	Appreciation /	Total Return Swap
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)	Unrealized Gain
To Buy:
12/7/2021	(298,707)	CHF	Deutsche Bank	$325,149	USD	$326,298	$1,150	0.16%
12/7/2021	(325,957)	USD	Deutsche Bank	435,582	AUD	418,849	(16,733)	(2.33)%
To Sell:
12/2/2021	594,387	CHF	Deutsche Bank	(645,427)	USD	644,627	(800)	(0.11)%
12/2/2021	92,159,823	JPY	Deutsche Bank	(815,588)	USD	811,785	(3,804)	(0.53)%
12/7/2021	24,692,364	JPY	Deutsche Bank	(217,808)	USD	217,529	(279)	(0.04)%
12/7/2021	4,868,426	MXN	Deutsche Bank	(239,450)	USD	226,384	(13,066)	(1.82)%
TOTAL FORWARD CURRENCY CONTRACTS							(33,532)

+	Foreign currency transactions are done by notional and not by contracts

Currency Abbreviations:

AUD	- Australian Dollar

CHF	- Swiss Franc

EUR	- Euro

MXN	- Mexican Peso

USD	- U.S. Dollar

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings
FUTURES CONTRACTS *

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	November 30, 2021	Expiration
1	CBOT 2 Year US Treasury Note Future	Goldman Sachs	$173,145	3/31/2022
1	CBOT 5 Year US Treasury Note Future	Goldman Sachs	145,790	3/31/2022
1	CBOT Corn Future	Goldman Sachs	39,612	5/13/2022
1	CBOT Soybean Future	Goldman Sachs	67,708	5/13/2022
0	CBOT US Long Bond Future	Goldman Sachs	46,813	3/22/2022
1	CBOT Wheat Future	Goldman Sachs	59,502	5/13/2022
2	CME E-Mini NASDAQ 100 Index Future	Goldman Sachs	37,034	12/17/2021
8	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	35,960	12/17/2021
1	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	76,792	12/8/2021
1	Eurex 5 Year Euro BOBL Future	Goldman Sachs	137,074	12/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	35,031	3/8/2022
3	Eurex Swiss Market New Index Future	Goldman Sachs	34,702	12/17/2021
41	Euronext Amsterdam Index Future	Goldman Sachs	35,999	12/17/2021
1	Euro-Schatz Future	Goldman Sachs	153,524	3/8/2022
0	LME Copper Future	Goldman Sachs	32,288	2/14/2022
0	LME Nickel Future	Goldman Sachs	29,785	1/17/2022
0	LME Nickel Future	Goldman Sachs	36,325	2/14/2022
37	Montreal Exchange S&P/TSX 60 Index Future	Goldman Sachs	35,722	12/17/2021
2	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	31,189	4/29/2022
1	NYBOT CTN Number 2 Cotton Future	Goldman Sachs	29,259	5/6/2022
0	TSE Japanese 10 Year Bond Future	Goldman Sachs	85,475	12/9/2021

Number of			Notional Value at
Contracts	Open Short Future Contracts	Counterparty	November 30, 2021	Expiration
1	3 Month Euro Euribor Future	Goldman Sachs	233,371	3/14/2022
1	3 Month Euro Euribor Future	Goldman Sachs	233,327	6/13/2022
1	3 Month Euro Euribor Future	Goldman Sachs	233,302	9/19/2022
1	3 Month Euro Euribor Future	Goldman Sachs	233,233	12/19/2022
1	3 Month Euro Euribor Future	Goldman Sachs	233,171	3/13/2023
2	90 Day Sterling Future	Goldman Sachs	295,235	3/16/2022
2	90 Day Sterling Future	Goldman Sachs	294,941	6/15/2022
2	90 Day Sterling Future	Goldman Sachs	294,784	9/21/2022
2	90 Day Sterling Future	Goldman Sachs	294,661	12/21/2022
2	90 Day Sterling Future	Goldman Sachs	294,541	3/15/2023
1	CBOT 5 Year US Treasury Note Future	Goldman Sachs	64,377	3/31/2022
1	CBOT Corn Future	Goldman Sachs	38,286	3/14/2022
0	CBOT Soybean Future	Goldman Sachs	29,051	1/14/2022
1	CBOT Soybean Future	Goldman Sachs	35,776	3/14/2022
0	CBOT US Long Bond Future	Goldman Sachs	32,007	3/22/2022
1	CBOT Wheat Future	Goldman Sachs	54,475	3/14/2022
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	69,335	12/8/2021
0	LME Copper Future	Goldman Sachs	32,686	5/16/2022
0	LME Nickel Future	Goldman Sachs	30,228	4/14/2022
0	LME Nickel Future	Goldman Sachs	36,846	5/16/2022
0	Montreal Exchange 10 Year Canadian Bond Future	Goldman Sachs	44,581	3/22/2022
1	SFE 10 Year Australian Bond Future	Goldman Sachs	73,335	12/15/2021

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	November 30, 2021	Expiration	Value
301	Apple, Inc.	Goldman Sachs	49,799	1/21/2022	(153)
125	Microsoft Corporation	Goldman Sachs	41,632	1/21/2022	(137)
10	S&P 500 Index	Goldman Sachs	44,416	12/3/2021	(151)
					(441)

Written Put Options

Number of			Notional Value at
Contracts	Open Put Options	Counterparty	November 30, 2021	Expiration	Value
(32)	S&P 500 Index	Goldman Sachs	147,803	12/3/2021	(206)
(78)	S&P 500 Index	Goldman Sachs	357,851	12/3/2021	(306)
(79)	S&P 500 Index	Goldman Sachs	362,408	12/3/2021	(238)
					(750)

CREDIT DEFAULT SWAP

Number of			Notional Value at
Contracts	Open Credit Default Swap	Counterparty	November 30, 2021	Expiration	Value
83,419	Markit CDX North America Investment Grade Index	Goldman Sachs	83,419	12/20/2026	$(1,879)

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings
NO OPEN POSITIONS

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings
EQUITY FORWARDS

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	November 30, 2021	Expiration	Price	Value
5	S&P 500 Index	Goldman Sachs	$21,601	3/18/2022	$4,660	(478)
4	S&P 500 Index	Goldman Sachs	16,266	4/14/2022	4,660	(367)
4	S&P 500 Index	Goldman Sachs	17,408	5/20/2022	4,660	(407)
6	S&P 500 Index	Goldman Sachs	28,191	6/17/2022	4,650	(617)
3	S&P 500 Index	Goldman Sachs	12,814	8/19/2022	4,650	(291)
5	S&P 500 Index	Goldman Sachs	22,443	9/16/2022	4,650	(521)
3	S&P 500 Index	Goldman Sachs	13,423	10/21/2022	4,650	(315)
3	S&P 500 Index	Goldman Sachs	12,187	11/18/2022	4,650	(291)
6	S&P 500 Index	Goldman Sachs	29,326	12/16/2022	4,650	(715)
						(4,002)

PURCHASED PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	November 30, 2021	Expiration	Price	Value
3	S&P 500 Index	Goldman Sachs	$15,804	12/17/2021	$2,825	$3
6	S&P 500 Index	Goldman Sachs	26,792	12/17/2021	2,800	5
3	S&P 500 Index	Goldman Sachs	13,296	12/17/2021	2,700	2
3	S&P 500 Index	Goldman Sachs	13,007	12/17/2021	2,675	2
4	S&P 500 Index	Goldman Sachs	18,665	12/17/2021	2,575	2
4	S&P 500 Index	Goldman Sachs	20,031	12/17/2021	2,550	2
6	S&P 500 Index	Goldman Sachs	28,240	12/17/2021	2,525	3
4	S&P 500 Index	Goldman Sachs	19,882	12/17/2021	2,500	2
5	S&P 500 Index	Goldman Sachs	20,829	12/17/2021	2,450	2
3	S&P 500 Index	Goldman Sachs	14,315	12/17/2021	2,425	1
5	S&P 500 Index	Goldman Sachs	21,558	12/17/2021	2,250	1
4	S&P 500 Index	Goldman Sachs	17,993	12/17/2021	2,200	1
5	S&P 500 Index	Goldman Sachs	22,703	12/17/2021	2,175	1
5	S&P 500 Index	Goldman Sachs	23,767	12/17/2021	2,150	1
6	S&P 500 Index	Goldman Sachs	29,473	12/17/2021	2,125	1
3	S&P 500 Index	Goldman Sachs	15,232	12/17/2021	2,100	1
3	S&P 500 Index	Goldman Sachs	12,036	12/17/2021	2,075	1
3	S&P 500 Index	Goldman Sachs	14,035	12/17/2021	1,800	—
3	S&P 500 Index	Goldman Sachs	12,591	12/17/2021	1,775	—
3	S&P 500 Index	Goldman Sachs	13,830	3/18/2022	2,925	55
3	S&P 500 Index	Goldman Sachs	13,639	3/18/2022	2,875	51
3	S&P 500 Index	Goldman Sachs	12,055	3/18/2022	2,775	40
4	S&P 500 Index	Goldman Sachs	17,187	3/18/2022	2,600	45
3	S&P 500 Index	Goldman Sachs	12,778	3/18/2022	2,550	31
4	S&P 500 Index	Goldman Sachs	16,376	3/18/2022	2,500	38
3	S&P 500 Index	Goldman Sachs	12,961	3/18/2022	2,250	21
6	S&P 500 Index	Goldman Sachs	27,429	3/18/2022	2,150	39
4	S&P 500 Index	Goldman Sachs	20,380	3/18/2022	2,100	26
4	S&P 500 Index	Goldman Sachs	19,629	3/18/2022	2,050	24
4	S&P 500 Index	Goldman Sachs	17,983	4/14/2022	2,500	54
3	S&P 500 Index	Goldman Sachs	12,341	6/17/2022	2,550	63
3	S&P 500 Index	Goldman Sachs	15,020	6/17/2022	2,500	72
3	S&P 500 Index	Goldman Sachs	13,064	6/17/2022	2,050	34
4	S&P 500 Index	Goldman Sachs	17,622	7/15/2022	2,600	112
3	S&P 500 Index	Goldman Sachs	12,757	8/19/2022	2,650	102
3	S&P 500 Index	Goldman Sachs	12,038	8/19/2022	2,600	91
3	S&P 500 Index	Goldman Sachs	13,829	9/16/2022	2,600	117
4	S&P 500 Index	Goldman Sachs	16,420	9/16/2022	2,550	130
4	S&P 500 Index	Goldman Sachs	16,274	9/16/2022	2,500	121
3	S&P 500 Index	Goldman Sachs	12,270	10/21/2022	2,500	102
3	S&P 500 Index	Goldman Sachs	12,386	11/18/2022	2,750	153
						1,552

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings
PURCHASED CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Call Options Purchased	Counterparty	November 30, 2021	Expiration	Price	Value
1	S&P 500 Index	Goldman Sachs	$4,206	1/21/2022	$4,360	$268
1	S&P 500 Index	Goldman Sachs	6,350	1/21/2022	4,370	393
1	S&P 500 Index	Goldman Sachs	3,745	1/21/2022	4,555	121
1	S&P 500 Index	Goldman Sachs	5,768	1/21/2022	4,605	146
1	S&P 500 Index	Goldman Sachs	6,201	1/21/2022	4,665	111
2	S&P 500 Index	Goldman Sachs	8,624	1/21/2022	4,690	130
1	S&P 500 Index	Goldman Sachs	6,802	1/21/2022	4,700	96
2	S&P 500 Index	Goldman Sachs	8,138	1/21/2022	4,705	110
2	S&P 500 Index	Goldman Sachs	8,318	1/21/2022	4,710	109
1	S&P 500 Index	Goldman Sachs	3,146	2/18/2022	4,610	100
1	S&P 500 Index	Goldman Sachs	3,364	2/18/2022	4,665	84
1	S&P 500 Index	Goldman Sachs	6,125	2/18/2022	4,690	134
1	S&P 500 Index	Goldman Sachs	3,313	2/18/2022	4,700	69
1	S&P 500 Index	Goldman Sachs	4,722	2/18/2022	4,705	96
1	S&P 500 Index	Goldman Sachs	4,433	2/18/2022	4,710	87
1	S&P 500 Index	Goldman Sachs	5,981	12/17/2021	4,350	327
2	S&P 500 Index	Goldman Sachs	8,165	12/17/2021	4,360	431
2	S&P 500 Index	Goldman Sachs	11,008	12/17/2021	4,365	571
1	S&P 500 Index	Goldman Sachs	5,315	12/17/2021	4,400	242
1	S&P 500 Index	Goldman Sachs	4,732	12/17/2021	4,435	186
1	S&P 500 Index	Goldman Sachs	4,513	12/17/2021	4,450	166
1	S&P 500 Index	Goldman Sachs	5,271	12/17/2021	4,470	176
1	S&P 500 Index	Goldman Sachs	5,209	12/17/2021	4,485	161
1	S&P 500 Index	Goldman Sachs	3,375	12/17/2021	4,515	88
1	S&P 500 Index	Goldman Sachs	3,375	12/17/2021	4,525	83
1	S&P 500 Index	Goldman Sachs	3,662	12/17/2021	4,535	85
1	S&P 500 Index	Goldman Sachs	6,663	12/17/2021	4,540	149
1	S&P 500 Index	Goldman Sachs	3,945	12/17/2021	4,545	86
1	S&P 500 Index	Goldman Sachs	5,121	12/17/2021	4,550	107
1	S&P 500 Index	Goldman Sachs	4,520	12/17/2021	4,565	85
1	S&P 500 Index	Goldman Sachs	4,778	12/17/2021	4,570	87
3	S&P 500 Index	Goldman Sachs	14,871	12/17/2021	4,595	220
1	S&P 500 Index	Goldman Sachs	5,653	12/17/2021	4,605	77
1	S&P 500 Index	Goldman Sachs	5,968	12/17/2021	4,610	77
1	S&P 500 Index	Goldman Sachs	6,240	12/17/2021	4,625	70
4	S&P 500 Index	Goldman Sachs	16,035	12/17/2021	4,645	144
3	S&P 500 Index	Goldman Sachs	15,216	12/17/2021	4,655	121
1	S&P 500 Index	Goldman Sachs	6,732	12/17/2021	4,675	41
4	S&P 500 Index	Goldman Sachs	17,107	12/17/2021	4,680	98
4	S&P 500 Index	Goldman Sachs	18,968	12/17/2021	4,685	101
4	S&P 500 Index	Goldman Sachs	20,011	12/17/2021	4,690	99
4	S&P 500 Index	Goldman Sachs	19,050	12/17/2021	4,695	87
6	S&P 500 Index	Goldman Sachs	26,260	12/17/2021	4,700	111
3	S&P 500 Index	Goldman Sachs	12,572	12/17/2021	4,705	49
						6,379

WRITTEN CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Call Options Written	Counterparty	November 30, 2021	Expiration	Price	Value
9	Accenture PLC	Goldman Sachs	$3,261	12/17/2021	$370	$47
108	Cisco Systems, Inc.	Goldman Sachs	5,946	12/17/2021	58	33
9	Deere & Company	Goldman Sachs	3,281	12/17/2021	360	45
32	Medtronic PLC	Goldman Sachs	3,448	12/17/2021	120	2
64	Pfizer, Inc.	Goldman Sachs	3,418	12/17/2021	50	267
25	Walmart, Inc.	Goldman Sachs	3,550	12/17/2021	150	8
						402

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings
EQUITY FORWARDS

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	November 30, 2021	Expiration	Price	Value
58	S&P 500 Index	Goldman Sachs	$263,966	12/17/2021	$4,655	$5,217
44	S&P 500 Index	Goldman Sachs	200,969	1/21/2022	4,655	3,907
28	S&P 500 Index	Goldman Sachs	129,501	2/18/2022	4,655	2,627
9	S&P 500 Index	Goldman Sachs	39,944	3/18/2022	4,660	884
						12,635

PURCHASED PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	November 30, 2021	Expiration	Price	Value
17	S&P 500 Index	Goldman Sachs	$76,625	2/18/2022	$2,700	$152
16	S&P 500 Index	Goldman Sachs	74,288	2/18/2022	2,650	138
16	S&P 500 Index	Goldman Sachs	73,615	12/17/2021	2,500	7
16	S&P 500 Index	Goldman Sachs	72,721	12/17/2021	2,525	8
15	S&P 500 Index	Goldman Sachs	68,486	12/17/2021	2,575	8
14	S&P 500 Index	Goldman Sachs	66,008	12/17/2021	2,550	7
14	S&P 500 Index	Goldman Sachs	63,092	12/17/2021	3,200	29
14	S&P 500 Index	Goldman Sachs	62,777	1/21/2022	2,500	47
14	S&P 500 Index	Goldman Sachs	62,726	12/17/2021	3,400	44
13	S&P 500 Index	Goldman Sachs	61,145	1/21/2022	2,825	76
13	S&P 500 Index	Goldman Sachs	59,998	12/17/2021	2,700	10
13	S&P 500 Index	Goldman Sachs	59,059	3/18/2022	2,450	127
12	S&P 500 Index	Goldman Sachs	54,959	2/18/2022	2,550	88
11	S&P 500 Index	Goldman Sachs	52,251	12/17/2021	2,800	10
10	S&P 500 Index	Goldman Sachs	47,864	1/21/2022	3,025	80
10	S&P 500 Index	Goldman Sachs	47,727	1/21/2022	3,000	76
10	S&P 500 Index	Goldman Sachs	47,675	12/17/2021	2,825	10
10	S&P 500 Index	Goldman Sachs	46,291	12/17/2021	3,225	23
10	S&P 500 Index	Goldman Sachs	45,122	12/17/2021	2,650	6
10	S&P 500 Index	Goldman Sachs	45,011	1/21/2022	2,800	54
10	S&P 500 Index	Goldman Sachs	44,366	2/18/2022	2,300	50
10	S&P 500 Index	Goldman Sachs	44,333	1/21/2022	2,950	66
10	S&P 500 Index	Goldman Sachs	44,265	2/18/2022	2,250	46
9	S&P 500 Index	Goldman Sachs	42,405	12/17/2021	3,100	16
9	S&P 500 Index	Goldman Sachs	41,996	1/21/2022	2,925	61
9	S&P 500 Index	Goldman Sachs	41,281	2/18/2022	2,600	71
9	S&P 500 Index	Goldman Sachs	40,719	1/21/2022	2,300	21
9	S&P 500 Index	Goldman Sachs	38,972	12/17/2021	3,075	14
8	S&P 500 Index	Goldman Sachs	38,808	12/17/2021	3,125	15
8	S&P 500 Index	Goldman Sachs	38,147	12/17/2021	3,000	12
8	S&P 500 Index	Goldman Sachs	37,260	1/21/2022	2,850	48
						1,420

WRITTEN PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	November 30, 2021	Expiration	Price	Value
8	S&P 500 Index	Goldman Sachs	$38,089	12/17/2021	$3,890	$72
8	S&P 500 Index	Goldman Sachs	38,147	12/17/2021	4,075	117
8	S&P 500 Index	Goldman Sachs	38,454	12/17/2021	4,185	167
8	S&P 500 Index	Goldman Sachs	38,808	12/17/2021	4,160	155
9	S&P 500 Index	Goldman Sachs	38,972	12/17/2021	4,095	127
9	S&P 500 Index	Goldman Sachs	39,377	12/17/2021	3,950	85
9	S&P 500 Index	Goldman Sachs	39,872	12/17/2021	4,175	167
9	S&P 500 Index	Goldman Sachs	42,405	12/17/2021	4,140	158
9	S&P 500 Index	Goldman Sachs	42,491	1/21/2022	4,090	431
10	S&P 500 Index	Goldman Sachs	44,326	12/17/2021	3,945	95
11	S&P 500 Index	Goldman Sachs	51,632	1/21/2022	3,830	307
11	S&P 500 Index	Goldman Sachs	52,251	12/17/2021	3,935	109
12	S&P 500 Index	Goldman Sachs	54,413	12/17/2021	3,960	121
13	S&P 500 Index	Goldman Sachs	57,530	12/17/2021	3,940	122
13	S&P 500 Index	Goldman Sachs	58,285	12/17/2021	4,215	280
						5,353

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1%
	Australia - 2.2%
2,385,444	NEXTDC Ltd.(a)	$20,129,231

	Bermuda - 2.2%
3,726,747	Hongkong Land Holdings Ltd.	20,124,434

	Canada - 0.3%
61,000	Canadian Apartment Properties REIT	2,703,820

	Cayman Islands - 8.9%
6,439,563	CK Asset Holdings Ltd.	36,844,560
4,050,197	ESR Cayman Ltd.(a)	13,374,152
497,739	GDS Holdings Ltd. - ADR(a)	27,893,294
568,505	Wharf Real Estate Investment Company Ltd.	2,870,786
		80,982,792
	France - 1.8%
164,954	Accor S.A.(a)	4,853,331
546,727	Klepierre S.A.	11,418,401
		16,271,732
	Germany - 9.0%
864,650	Deutsche Wohnen S.E.	38,490,156
308,113	Instone Real Estate Group A.G.	6,395,607
306,406	TAG Immobilien A.G.	8,428,626
529,340	Vonovia S.E	29,156,077
		82,470,466
	Guernsey - 0.7%
3,753,547	Sirius Real Estate Ltd.	6,765,162

	Hong Kong - 5.3%
5,581,693	Link REIT	48,399,770

	Italy - 1.2%
981,321	COIMA RES SpA	7,974,990
267,681	Infrastrutture Wireless Italiane SpA	3,046,902
		11,021,892

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	Japan - 10.1%
53,402	Japan Hotel REIT Investment Corporation	$27,494,288
4,729,774	Mitsubishi Estate Company Ltd.	64,713,579
		92,207,867
	Singapore - 1.6%
6,005,917	Keppel DC REIT	10,274,199
2,658,897	Mapletree Commercial Trust	3,945,086
		14,219,285
	Spain - 1.5%
232,200	Cellnex Telecom S.A.	13,591,573

	United Kingdom - 5.7%
16,120,566	Assura PLC	14,407,295
320,119	Cushman & Wakefield PLC(a)	5,659,704
5,065,725	Empiric Student Property PLC	5,494,935
2,744,410	Grainger PLC	10,847,659
723,989	Great Portland Estates PLC	6,878,052
639,025	UNITE Group PLC	8,970,145
		52,257,790
	United States - 49.6%
979,675	Acadia Realty Trust	19,779,638
173,764	American Homes 4 Rent	6,966,199
30,597	American Tower Corporation	8,031,101
926,246	Americold Realty Trust	30,232,669
1,800,299	CatchMark Timber Trust, Inc.	13,844,299
21,000	CBRE Group, Inc.(a)	2,006,970
534,310	CoreCivic, Inc.(a)	5,754,519
235,897	Corporate Office Properties Trust	6,053,117
226,000	CubeSmart	12,185,920
4,053,369	DigitalBridge Group, Inc.(a)	32,264,817
680,978	Easterly Government Properties, Inc.	14,280,109
893,642	Ellington Financial, Inc.	14,807,648
15,901	Equinix, Inc.	12,914,792
943,652	GEO Group, Inc.	7,926,677
332,362	InvenTrust Properties Corporation	8,006,601

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares				Fair Value
	COMMON STOCKS — 100.1% (Continued)
	United States - 49.6% (Continued)
356,935	Kennedy-Wilson Holdings, Inc.			$7,741,920
272,873	Kilroy Realty Corporation			17,608,495
123,443	Life Storage, Inc.			16,311,757
297,151	National Retail Properties, Inc.			13,104,359
1,230,345	Retail Opportunity Investments Corporation			21,604,858
220,139	Sun Communities, Inc.			41,513,812
648,940	Ventas, Inc.			30,448,265
1,303,958	VICI Properties, Inc.			35,467,658
104,428	Washington Real Estate Investment Trust			2,631,586
150,041	Welltower, Inc.			11,946,264
691,141	Weyerhaeuser Company			25,993,813
434,265	WP Carey, Inc.			33,156,133
				452,583,996

	TOTAL COMMON STOCKS (Cost $1,092,584,430)			913,729,810

	RIGHT — 0.2%
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%	Expiration Date	Exercise Price
607,610	Vonovia S.E.	12/8/2021	$40.00	2,127,009

	TOTAL RIGHT (Cost $2,377,939)			2,127,009

	TOTAL INVESTMENTS - 100.3% (Cost $1,094,962,369)			$915,856,819
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(2,306,398)
	NET ASSETS - 100.0%			$913,550,421

ADR - American Depositary Receipt

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

(a)	Non-income producing security.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Forward Currency Contracts
Settlement	Units to					US Dollar		Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value		Appreciation/(Depreciation)
To Buy:
12/2/2021	$3,502,907	CAD	Brown Brothers Harriman	$2,740,182	USD	$2,730,672		$(9,510)
12/1/2021	6,651,818	EUR	Brown Brothers Harriman	7,492,009	USD	7,487,287		(4,722)
12/2/2021	2,304,740	EUR	Brown Brothers Harriman	2,610,395	USD	2,594,216		(16,179)
12/1/2021	903,259	GBP	Brown Brothers Harriman	1,200,693	USD	1,195,012		(5,681)
12/2/2021	2,047,544	GBP	Brown Brothers Harriman	2,721,431	USD	2,708,901		(12,530)
12/1/2021	812,552,438	JPY	Brown Brothers Harriman	7,140,305	USD	7,156,215		15,910
12/2/2021	254,068,904	JPY	Brown Brothers Harriman	2,246,131	USD	2,237,605		(8,526)
							Total Unrealized:	$(41,238)

To Sell:
12/2/2021	$(106,116)	SGD	Brown Brothers Harriman	$(77,335)	USD	$(77,392)		$(57)
							Total Unrealized:	$(57)

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanes Yen

SGD - Singapore Dollar

USD - U.S. Dollar

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 20.5%
	FIXED INCOME - 20.5%
6,500	Apollo Tactical Income Fund, Inc.	$100,945
8,000	BlackRock Core Bond Trust	131,280
10,000	BlackRock Corporate High Yield Fund, Inc.	121,100
10,482	BlackRock Credit Allocation Income Trust	156,182
10,000	BlackRock Limited Duration Income Trust	170,800
8,000	Blackstone / GSO Strategic Credit Fund	109,600
2,000	DoubleLine Income Solutions Fund	33,080
4,000	Eaton Vance Ltd. Duration Income Fund	52,280
10,000	First Trust High Income Long/Short Fund	154,900
12,000	Franklin Ltd. Duration Income Trust	107,280
40,000	Invesco Senior Income Trust	178,800
7,000	John Hancock Preferred Income Fund III	131,810
1,939	Neuberger Berman High Yield Strategies Fund	24,179
12,500	Nuveen Credit Strategies Income Fund	81,375
7,000	Nuveen Global High Income Fund	108,990
7,000	Nuveen Preferred & Income Term Fund	174,650
25,000	Nuveen Senior Income Fund	148,500
10,000	PGIM Global High Yield Fund, Inc.	150,200
10,000	PGIM High Yield Bond Fund, Inc.	158,400
17,000	PIMCO Income Strategy Fund II	163,200
13,000	Wells Fargo Income Opportunities Fund	114,920
30,000	Western Asset High Income Opportunity Fund, Inc.	152,400
		2,724,871

	TOTAL CLOSED END FUNDS (Cost $2,508,719)	2,724,871

	COMMON STOCKS — 75.2%
	APPAREL & TEXTILE PRODUCTS - 1.0%
1,263	Canada Goose Holdings, Inc.(a),(b)	56,317
219	Carter’s, Inc.(a)	22,126
1,543	Figs, Inc.(b)	51,289
		129,732

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	ASSET MANAGEMENT - 1.4%
668	Hamilton Lane, Inc.(a)	$70,654
1,380	Kennedy-Wilson Holdings, Inc.	29,932
574	LPL Financial Holdings, Inc.(a)	90,468
		191,054
	BANKING - 3.5%
800	Atlantic Capital Bancshares, Inc.(b)	22,352
4,900	CIT Group, Inc.(a)	240,394
1,112	Eagle Bancorp Montana, Inc.(a)	24,475
3,700	People’s United Financial, Inc.	63,048
3,300	Sterling Bancorp(a)	81,873
700	TriState Capital Holdings, Inc.(b)	20,937
		453,079
	BEVERAGES - 0.3%
2,343	Primo Water Corporation(a)	38,941

	BIOTECH & PHARMA - 0.7%
714	AbCellera Biologics, Inc.(a),(b)	10,681
1,400	Dicerna Pharmaceuticals, Inc.(b)	53,215
1,302	TransMedics Group, Inc.(a),(b)	28,696
		92,592
	CHEMICALS - 0.2%
500	Kraton Corporation(b)	23,030

	COMMERCIAL SUPPORT SERVICES - 0.9%
127	Avalara, Inc.(a),(b)	17,739
983	Clean Harbors, Inc.(a),(b)	99,716
		117,455
	CONSTRUCTION MATERIALS - 0.0%(c)
100	Forterra, Inc.(b)	2,379

	DATA CENTER REIT - 1.6%
1,000	CyrusOne, Inc.	89,020
92	Equinix, Inc.	74,722

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	DATA CENTER REIT - 1.6% (Continued)
23,021	Keppel DC REIT	$39,455
		203,197
	E-COMMERCE DISCRETIONARY - 0.9%
1,892	Leslie’s, Inc.(a),(b)	39,656
605	MYT Netherlands Parent BV - ADR(b)	16,347
877	Revolve Group, Inc.(a),(b)	66,801
		122,804
	ELECTRIC UTILITIES - 0.5%
1,251	Portland General Electric Company(a)	60,886

	ELECTRICAL EQUIPMENT - 0.2%
673	BWX Technologies, Inc.(a)	32,102

	ENGINEERING & CONSTRUCTION - 0.4%
810	Cellnex Telecom S.A.	47,447
942	Infrastrutture Wireless Italiane SpA	10,746
		58,193
	ENTERTAINMENT CONTENT - 0.5%
4,000	Sciplay Corporation(a),(b)	64,240

	FOOD - 0.2%
588	TreeHouse Foods, Inc.(b)	21,580

	GAMING REIT - 1.0%
4,728	VICI Properties, Inc.	128,602

	HEALTH CARE FACILITIES & SERVICES - 4.0%
532	Accolade, Inc.(a),(b)	13,656
1,228	Invitae Corporation(a),(b)	20,876
3,400	Magellan Health, Inc.(a),(b)	322,286
2,057	NeoGenomics, Inc.(a),(b)	70,473
1,200	PPD, Inc.(a),(b)	56,520
861	Progyny, Inc.(a),(b)	43,713
		527,524

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	HEALTH CARE REIT - 2.0%
56,801	Assura PLC	$50,837
3,780	Global Medical REIT, Inc.(a)	61,765
2,264	Ventas, Inc.	106,227
524	Welltower, Inc.	41,721
		260,550
	HOME & OFFICE PRODUCTS - 0.1%
1,500	Casper Sleep, Inc.(b)	9,810

	HOTEL REITS - 0.7%
187	Japan Hotel REIT Investment Corporation	96,510

	INDUSTRIAL REIT - 1.0%
4,247	Americold Realty Trust(a)	138,622

	INDUSTRIAL SUPPORT SERVICES - 0.4%
696	Ritchie Bros Auctioneers, Inc.(a)	47,245

	INFRASTRUCTURE REIT - 0.3%
128	American Tower Corporation	33,597

	INSURANCE - 3.9%
1,900	Athene Holding Ltd.(a),(b)	155,648
1,600	Willis Towers Watson PLC(a)	361,344
		516,992
	INTERNET MEDIA & SERVICES - 0.3%
182	Fiverr International Ltd.(a),(b)	25,775
615	Marqeta, Inc.(b)	12,091
391	MediaAlpha, Inc.(a),(b)	6,029
		43,895
	LEISURE FACILITIES & SERVICES - 2.0%
900	Cineplex, Inc.(b)	8,223
1,620	GAN Ltd.(a),(b)	15,665
3,103	Norwegian Cruise Line Holdings Ltd.(a),(b)	60,540
989	Red Rock Resorts, Inc.(a)	47,017

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.0% (Continued)
648	Shake Shack, Inc.(a),(b)	$47,298
278	Sportradar Group A.G.(b)	4,479
111	Sweetgreen, Inc.(b)	4,238
460	Wingstop, Inc.(a)	73,875
		261,335
	MACHINERY - 0.0%(c)
113	Hydrofarm Holdings Group, Inc.(a),(b)	3,729

	MEDICAL EQUIPMENT & DEVICES - 1.2%
409	Axonics, Inc.(a),(b)	22,254
317	CareDx, Inc.(a),(b)	13,675
300	Hill-Rom Holdings, Inc.	46,650
137	Inspire Medical Systems, Inc.(a),(b)	30,588
1,079	Silk Road Medical, Inc.(a),(b)	43,786
		156,953
	MORTGAGE FINANCE - 0.4%
3,261	Ellington Financial, Inc.	54,035

	MULTI ASSET CLASS REIT - 1.9%
9,265	DigitalBridge Group, Inc.(b)	73,749
2,526	Great Portland Estates plc	23,945
9,673	Mapletree Commercial Trust	14,392
586	Washington Real Estate Investment Trust	14,767
1,585	WP Carey, Inc.	121,015
		247,868
	OFFICE OWNERS & DEVELOPERS - 0.2%
2,502	COIMA RES SpA	20,390

	OFFICE REIT - 1.9%
5,000	Columbia Property Trust, Inc.(a)	96,000
724	Corporate Office Properties Trust	18,578
3,083	Easterly Government Properties, Inc.	64,651
1,170	Kilroy Realty Corporation	75,500
		254,729

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 5.4%
22,683	CK Asset Holdings Ltd.	$129,769
1,700	Deutsche Wohnen S.E.	75,795
9,595	Grainger PLC	37,854
11,852	Hongkong Land Holdings Ltd.	64,001
1,076	Instone Real Estate Group A.G.	22,406
16,562	Mitsubishi Estate Company Ltd.	228,275
13,289	Sirius Real Estate Ltd.	23,981
1,072	TAG Immobilien A.G.	29,563
1,848	Vonovia S.E.	101,925
		713,569
	REAL ESTATE SERVICES - 1.0%
725	CBRE Group, Inc.(b)	69,289
1,125	Cushman & Wakefield PLC(b)	19,890
14,184	ESR Cayman Ltd.(b)	46,941
		136,120
	RESIDENTIAL REIT - 1.6%
609	American Homes 4 Rent, Class A	24,415
570	Canadian Apartment Properties REIT	25,265
769	Sun Communities, Inc.	145,018
2,254	UNITE Group PLC	31,639
		226,337
	RETAIL - CONSUMER STAPLES - 1.7%
411	Five Below, Inc.(a),(b)	83,613
1,261	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	78,043
1,162	OptimizeRx Corporation(a),(b)	75,530
		237,186
	RETAIL - DISCRETIONARY - 0.2%
499	Designer Brands, Inc.(a),(b)	6,826
565	Driven Brands Holdings, Inc.(b)	17,436
		24,262
	RETAIL OWNERS & DEVELOPERS - 0.1%
15,626	Empiric Student Property PLC	16,869

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	RETAIL REIT - 2.6%
744	Acadia Realty Trust	$15,021
1,160	InvenTrust Properties Corporation	27,944
1,332	Klepierre S.A.	28,014
17,706	Link REIT	153,534
1,076	National Retail Properties, Inc.	47,452
4,519	Retail Opportunity Investments Corporation	79,354
		351,319
	SELF-STORAGE REIT - 0.7%
790	CubeSmart	42,597
432	Life Storage, Inc.	57,084
		99,681
	SEMICONDUCTORS - 3.5%
200	Coherent, Inc.(a),(b)	51,786
1,800	Xilinx, Inc.(a)	411,210
		462,996
	SOFTWARE - 11.1%
1,010	1Life Healthcare, Inc.(a),(b)	16,089
140	Alkami Technology, Inc.(b)	4,017
380	Alteryx, Inc.(a),(b)	25,259
113	AvidXchange Holdings, Inc.(b)	2,414
342	Bandwidth, Inc.(a),(b)	24,508
463	BigCommerce Holdings, Inc.(a),(b)	20,960
481	Black Knight, Inc.(a),(b)	34,377
913	Blackline, Inc.(a),(b)	100,476
1	Braze, Inc.(b)	76
222	C3.ai, Inc.(a),(b)	8,205
4,467	Cantaloupe, Inc.(a),(b)	40,292
700	Change Healthcare, Inc.(b)	14,196
202	CS Disco, Inc.(b)	7,413
1,129	Domo, Inc.(a),(b)	81,682
1,105	Duck Creek Technologies, Inc.(a),(b)	31,592
1,139	Dynatrace, Inc.(a),(b)	71,586
1,511	eGain Corporation(a),(b)	15,866
221	Expensify, Inc.(b)	9,976

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	SOFTWARE - 11.1% (Continued)
475	Guidewire Software, Inc.(a),(b)	$55,262
635	Health Catalyst, Inc.(a),(b)	27,553
1,972	Jamf Holding Corporation(a),(b)	63,558
598	JFrog Ltd.(a),(b)	19,112
1,324	N-Able, Inc.(a),(b)	15,623
518	nCino, Inc.(a),(b)	32,178
4,700	Nuance Communications, Inc.(b)	260,802
913	Nutanix, Inc.(a),(b)	30,330
747	Oak Street Health, Inc.(a),(b)	23,120
133	ON24, Inc.(b)	2,107
529	Paycor HCM, Inc.(b)	15,574
263	Paylocity Holding Corporation(a),(b)	66,365
49	Paymentus Holdings, Inc.(b)	1,448
935	Phreesia, Inc.(a),(b)	53,931
1,044	Ping Identity Holding Corporation(a),(b)	24,858
112	Privia Health Group, Inc.(b)	2,587
50	Procore Technologies, Inc.(b)	4,238
1,231	PROS Holdings, Inc.(a),(b)	44,710
719	Riskified Ltd.(b)	6,823
842	Sailpoint Technologies Holdings, Inc.(a),(b)	44,281
198	Signify Health, Inc.(b)	2,691
395	Sprinklr, Inc.(b)	5,700
445	Sprout Social, Inc.(a),(b)	49,698
1,446	Tenable Holdings, Inc.(a),(b)	71,432
425	Vertex, Inc.(a),(b)	7,769
5,644	Zeta Global Holdings Corporation(a),(b)	47,015
		1,487,749
	SPECIALTY FINANCE - 0.2%
48	Flywire Corporation(b)	1,951
1,574	International Money Express, Inc.(a),(b)	23,783
		25,734
	TECHNOLOGY HARDWARE - 0.2%
845	Pure Storage, Inc.(a),(b)	26,170

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	TECHNOLOGY SERVICES - 4.7%
375	Dlocal Ltd.(b)	$12,450
4,200	IHS Markit Ltd.(a)	536,844
300	PAE, Inc.(b)	2,976
939	Paya Holdings, Inc.(a),(b)	6,047
641	Repay Holdings Corporation(a),(b)	10,487
751	Shift4 Payments, Inc.(a),(b)	39,067
601	Telos Corporation(a),(b)	9,466
91	WEX, Inc.(a),(b)	11,504
		628,841
	TELECOMMUNICATIONS - 2.5%
2,011	GDS Holdings Ltd. - ADR(b)	112,697
8,409	NEXTDC Ltd.(b	72,145
6,565	Vonage Holdings Corporation(a),(b)	135,370
		320,212
	TIMBER REIT - 1.1%
6,320	CatchMark Timber Trust, Inc.	48,601
2,411	Weyerhaeuser Company	90,678
		139,279
	TRANSPORTATION & LOGISTICS - 4.7%
3,360	AFC Gamma, Inc.(a)	72,677
1,019	CryoPort, Inc.(a),(b)	67,702
1,300	Kansas City Southern(a)	378,105
987	Knight-Swift Transportation Holdings, Inc.(a)	56,506
2,800	Teekay LNG Partners, L.P.(a)	47,404
		622,394
	WHOLESALE - DISCRETIONARY - 0.3%
854	IAA, Inc.(a),(b)	41,248

	TOTAL COMMON STOCKS (Cost $9,337,274)	9,973,616

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 3.9%
	EQUITY - 0.0%(c)
1	ProShares UltraPro Short S&P 500(b)			$14
1	ProShares UltraShort Russell2000(b)			14
				28
	FIXED INCOME - 3.9%
7,000	Invesco Senior Loan ETF			152,600
6,500	iShares 0-5 Year High Yield Corporate Bond ETF			291,980
2,000	iShares Preferred & Income Securities ETF			76,820
1	ProShares UltraShort 20+ Year Treasury(b)			16
				521,416

	TOTAL EXCHANGE-TRADED FUNDS (Cost $532,481)			521,444

	OPEN END FUNDS — 5.3%
	FIXED INCOME - 5.3%
62,911	Easterly Structured Credit Value Fund, Class R6(d)			701,455

	TOTAL OPEN END FUNDS (Cost $702,076)			701,455

	RIGHT — 0.1%
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%	Expiration Date	Exercise Price
2,121	Vonovia S.E.	12/8/2021	$40.00	7,425

	TOTAL RIGHT (Cost $8,322)			7,425

	TOTAL INVESTMENTS - 105.0% (Cost $13,088,872)			$13,928,811
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%			(643,174)
	NET ASSETS - 100.0%			$13,285,637

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — (18.0)%
	ASSET MANAGEMENT - (1.3)%
(2,185)	Apollo Global Management, Inc.	$(154,654)
(200)	Raymond James Financial, Inc.	(19,658)
		(174,312)
	BANKING - (3.2)%
(301)	First Citizens BancShares, Inc.	(241,998)
(436)	M&T Bank Corporation	(63,922)
(1)	Prosperity Bancshares, Inc.	(71)
(288)	SouthState Corporation	(22,504)
(1,529)	Webster Financial Corporation	(82,398)
		(410,893)
	BIOTECH & PHARMA - (0.1)%
(1,597)	Sinovac Biotech Ltd. (e)	(10,333)

	INSURANCE - (3.1)%
(1,395)	Aon PLC	(412,599)

	LEISURE FACILITIES & SERVICES - (0.6)%
(1)	Penn National Gaming, Inc.	(51)
(1,000)	Scientific Games Corporation	(63,920)
		(63,971)
	SEMICONDUCTORS - (3.8)%
(3,096)	Advanced Micro Devices, Inc.	(490,314)
(182)	II-VI, Inc.	(11,380)
		(501,694)
	TECHNOLOGY SERVICES - (4.0)%
(1,190)	S&P Global, Inc.	(542,319)

	TRANSPORTATION & LOGISTICS - (1.9)%
(3,746)	Canadian Pacific Railway Ltd.	(262,332)

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (12.7)%
	EQUITY - (12.7)%
(1,602)	iShares Russell 2000 ETF	$(349,508)
(4,570)	iShares Russell 2000 Growth ETF	(1,334,851)
		(1,684,359)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $2,944,300)	$(4,062,812)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

L.P. - Limited Partnership

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

(a)	All or a portion of security segregated as collateral for securities sold short.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Affiliated investment.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Forward Currency Contracts
Settlement	Units to					US Dollar		Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value		Appreciation/(Depreciation)
To Buy:
12/2/2021	$32,732	CAD	Brown Brothers Harriman	$25,605	USD	$25,516		$(89)
12/1/2021	23,280	EUR	Brown Brothers Harriman	26,221	USD	26,204		(17)
12/2/2021	8,056	EUR	Brown Brothers Harriman	9,124	USD	9,068		(56)
12/1/2021	3,130	GBP	Brown Brothers Harriman	4,161	USD	4,141		(20)
12/2/2021	7,332	GBP	Brown Brothers Harriman	9,745	USD	9,700		(45)
12/1/2021	2,829,218	JPY	Brown Brothers Harriman	24,862	USD	24,917		55
12/2/2021	914,356	JPY	Brown Brothers Harriman	8,083	USD	8,053		(30)
							Total Unrealized:	$(202)
To Sell:
12/2/2021	$(386)	SGD	Brown Brothers Harriman	$(282)	USD	$(282)		$—
							Total Unrealized:	$—

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanes Yen

SGD - Singapore Dollar

USD - U.S. Dollar

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 87.3%
	EQUITY - 87.3%
104,000	SPDR S&P 500 ETF Trust					$47,378,240

	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,925,155)					47,378,240

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 4.1%
	PUT OPTIONS PURCHASED - 4.1%
235	S&P 500 INDEX	PER	12/17/2021	$4,600	$107,324,500	2,224,275
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,052,310)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,052,310)					2,224,275

	TOTAL INVESTMENTS - 91.4% (Cost $36,977,465)					$49,602,515
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $234,464)					(105,570)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $412,105)					(437,025)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.6%					5,194,660
	NET ASSETS - 100.0%					$54,254,580

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.8)%
	PUT OPTIONS WRITTEN - (0.8)%
185	S&P 500 INDEX	PER	12/06/2021	$4,375	$84,489,500	$182,225
70	S&P 500 INDEX	PER	12/17/2021	4,360	31,969,000	254,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $412,105)					437,025

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $412,105)					437,025

	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
850	SPDR S&P 500 ETF Trust	PER	12/10/2021	$470	$38,722,600	94,350
100	SPDR S&P 500 ETF Trust	PER	12/31/2021	480	4,555,600	9,750
30	SPDR S&P 500 ETF Trust	PER	12/31/2021	485	1,366,680	1,470
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $234,464)					105,570

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $234,464)					$105,570

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

PER - Pershing

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

	TOTAL RETURN SWAPS - (1.0) %
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$21,966,860	SPY SPDR SP 500 ETF Trust	47,000	Goldman Sachs	11/9/2022	Pay	0.0800	$(555,540)

*	Variable rate is Federal Funds Rate plus 0.55%